Preferred Stock	6 Months Ended
Jun. 30, 2021
Preferred Stock
Preferred Stock

6.     Preferred Stock

On June 17, 2021, ASC issued 25,000 shares of Series A Cumulative Redeemable Perpetual Preferred Shares (“Series A Preferred Stock”) to Maritime Partners LLC.  The liquidation preference of the Series A Preferred Stock is $1,000.00 per share.  The shares of Series A Preferred Stock accrue cumulative dividends, whether or not declared, at an annual rate of 8.5% per $1,000.00 of liquidation preference per share. Dividends are payable on January 30, April 30, July 30 and October 30 of each year, commencing July 30, 2021. So long as any share of the Series A Preferred Stock remains outstanding, no cash dividend may be declared or paid on ASC’s common stock unless, among other things, all accrued and unpaid dividends have been paid on the Series A Preferred Stock.  The Company may redeem, in whole or in part, the shares of Series A Preferred Stock outstanding, at a cash redemption price equal to (a) 103% of the liquidation preference per share on or after the third anniversary of the original issuance date of the Series A Preferred Stock and prior to the fourth anniversary, (b) 102% of the liquidation preference per share after such fourth anniversary and prior to the fifth anniversary and (c) 100% of the liquidated preference per share after such fifth anniversary.

The Series A Preferred Stock is redeemable, in whole or in part, upon the election of the Company or the Holder of shares of Series A Preferred Stock, upon the occurrence of certain change of control events, including if a person or group becomes the beneficial owner of a majority of ASC’s total voting power. As it is possible, regardless of the probability of such occurrence, that a person or group could acquire beneficial ownership of a majority of the voting power of ASC’s outstanding common stock without Company approval and thereby trigger a “change of control,” the Series A Preferred Stock is classified as temporary equity for accounting purposes. The Series A Preferred Stock is presented in the Company’s financial statements net of the related stock issuance costs.